6. OIL AND GAS PROPERTY INTERESTS (Details - Capitalization) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property acquisition and lease payments	$ 2,540,223	$ 2,695,469
Geological and geophysical	365,934	342,518
Project management	939,721	880,202
Drilling	3,205,440	3,493,340
Assaying and analysis	116,347	93,762
Asset retirement obligations	104,104	113,550
Camp and field supplies	37,987	41,433
Travel and accommodation	114,210	124,573
Total expenditures	7,423,966	7,784,848
Peace River [Member]
Property acquisition and lease payments	2,502,876	2,654,733
Geological and geophysical	353,289	328,727
Project management	939,721	880,202
Drilling	3,205,440	3,493,340
Assaying and analysis	116,347	93,762
Asset retirement obligations	104,104	113,550
Camp and field supplies	37,987	41,433
Travel and accommodation	114,210	124,573
Total expenditures	7,373,974	7,730,320
Drowned Property [Member]
Property acquisition and lease payments	37,347	40,736
Geological and geophysical	12,645	13,792
Project management	0	0
Drilling	0	0
Assaying and analysis	0	0
Asset retirement obligations	0	0
Camp and field supplies	0	0
Travel and accommodation	0	0
Total expenditures	$ 49,992	$ 54,528